BORROWINGS (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
BORROWINGS
Short-term bank borrowings	$ 655,925,862	$ 588,765,154
Long-term borrowings due within one year	37,201,847	136,449,641
Subtotal for short-term	693,127,709	725,214,795
Short-term borrowings from non-banking financial institutions	14,708,285	53,297,709
Borrowings from non-banking financial institutions	32,385,029	53,297,709
Total	725,512,738	778,512,504
Average interest rate on short term borrowings (as a percent)	4.63%	4.67%
Borrowings secured by restricted cash
BORROWINGS
Short-term bank borrowings	120,772,338	69,840,000
Long-term borrowings due within one year	19,400,000
Short-term borrowings secured by inventories
BORROWINGS
Short-term bank borrowings	35,881,746	32,905,247
Borrowings guaranteed by Dr. Shawn Qu
BORROWINGS
Short-term bank borrowings	57,419,443	30,161,927
Borrowings secured by prepaid land use rights and property, plant and equipment
BORROWINGS
Short-term bank borrowings	91,270,262	108,781,908
Long-term borrowings due within one year	5,033,502	19,926,520
Borrowings secured by project assets
BORROWINGS
Short-term bank borrowings	45,148,851	28,035,954
Long-term borrowings due within one year	586,630	49,821,157
Long-term borrowings from non-banking financial institutions	16,149,686
Borrowings secured by bank notes
BORROWINGS
Short-term bank borrowings		36,420,800
Unsecured
BORROWINGS
Short-term bank borrowings	305,433,222	282,619,318
Long-term borrowings due within one year	12,181,715	66,701,964
Long-term borrowings from non-banking financial institutions	1,527,059
Short-term borrowings from non-banking financial institutions	$ 14,708,284	$ 53,297,709